Events After the Reporting Period	3 Months Ended
Jun. 30, 2022
Events After the Reporting Period
Events After the Reporting Period

15. EVENTS AFTER THE REPORTING PERIOD

On July 8, 2022, the Company announced that it had engaged Kin Communications Inc. (“Kin”) to assist with its investor relations activities. Under the terms of the Investor Relations Agreement, Kin agreed to assist Amarc with investor relations, including communicating with and marketing to potential investors, shareholders and media contacts for a period of twelve months and on a month-to-month basis thereafter. In consideration for the services, the Company has agreed to pay Kin $12,500 per month for the initial 12-month period. In addition, the Company has granted Kin stock options entitling it to purchase 1,000,000 of the Company’s common shares at a price of $0.11 per share with a five-year term, vesting in three instalments of 33%, 33% and 34%, with the first instalment vesting 90 days after the Effective Date of the Investor Relations Agreement.